Business Combination (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Summary of Net Proceeds from Business Combination
The following table summarizes the elements of the net proceeds from the Business Combination as of September 30, 2021 (in thousands):

Cash—SRNG Trust and cash (net of redemptions)	$857,747
Cash—PIPE Investment	760,000
Less: Payment of underwriter fees and other offering costs	(106,838)

Proceeds from Business Combination, net of offering costs paid at Closing	1,510,909
Less: Other offering costs included in accounts payable and accrued expenses at September 30, 2021	(1,280)

Net proceeds from the Business Combination	$1,509,629

Schedule of Business Combination Common Stock Shares Outstanding
The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination:

SRNG shares outstanding prior to the Business Combination	215,625,000
Less: redemption of SRNG shares prior to the Business Combination	(86,725,312)
Less: SRNG shares forfeited	(11,534,052)

Common stock of SRNG (1)	117,365,636
Shares issued pursuant to the PIPE Investment	76,000,000

Business Combination and PIPE Investment shares	193,365,636
Conversion of Old Ginkgo Series B preferred stock to common stock	203,346,152
Conversion of Old Ginkgo Series C preferred stock to common stock	228,641,430
Conversion of Old Ginkgo Series D preferred stock to common stock	302,464,716
Conversion of Old Ginkgo Series E preferred stock to common stock	170,227,108
Conversion of Old Ginkgo common stock (2)	387,016,194

Total shares of New Ginkgo common stock outstanding immediately following the Business Combination	1,485,061,236

(1)
Includes 16,737,183 shares of Class A common stock, the Sponsor
Earn-out
Shares, that are subject to forfeiture if certain earnout conditions are not met, as the shares are legally outstanding as of the Closing of the Business Combination.

(2)
Excludes 283,396,094 shares of Class A and Class B common stock underlying rollover equity instruments (i.e., restricted stock units and stock options) and 259,440 shares of Class A and Class B common stock underlying unvested restricted stock awards.